Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Outstanding Common Stock

	2022		2021
ISSUED COMMON SHARES	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,168,369	$10,168	1,183,866	$9,606
Issued upon exercise of stock options	11,605	442	18,147	707
Previously recognized liability on stock options exercised for common shares	—	387	—	139
Purchase of common shares under Normal Course Issuer Bid	(77,338)	(703)	(33,644)	(284)
Balance – end of year	1,102,636	$10,294	1,168,369	$10,168

Summary of Stock Option Activity
The following table summarizes information relating to stock options outstanding at December 31, 2022 and 2021:

	2022		2021
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	38,327	$35.88	48,656	$37.53
Granted	7,547	$68.15	12,547	$34.39
Exercised for common shares	(11,605)	$38.06	(18,147)	$38.97
Surrendered for cash settlement	(441)	$38.43	(1,324)	$40.54
Forfeited	(2,678)	$41.43	(3,405)	$35.73
Outstanding – end of year	31,150	$42.37	38,327	$35.88
Exercisable – end of year	5,522	$37.60	7,841	$39.19

Summary of Range of Exercise Prices of Stock Options Outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2022 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$20.76	–	$29.99	7,821	2.98	$27.14	982	$24.07
$30.00	–	$39.99	11,266	1.84	$36.60	2,672	$36.83
$40.00	–	$49.99	4,503	2.62	$41.50	1,682	$42.73
$50.00	–	$59.99	555	4.86	$54.24	1	$54.24
$60.00	–	$69.99	4,718	4.49	$64.84	1	$64.15
$70.00	–	$79.71	2,287	4.88	$75.40	184	$73.83
			31,150	2.92	$42.37	5,522	$37.60